Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of consolidated balance sheet $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
As Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Contract loss provisions	$ 5,180
Total current liabilities	17,312
Total liabilities	48,173
Accumulated deficit	(171,363)
Total shareholders’ equity	209,275
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Contract loss provisions	(4,783)
Total current liabilities	(4,783)
Total liabilities	(4,783)
Accumulated deficit	4,783
Total shareholders’ equity	4,783
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Contract loss provisions	397
Total current liabilities	12,529
Total liabilities	43,390
Accumulated deficit	(166,580)
Total shareholders’ equity	$ 214,058